DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional amount of derivative positions	$ 1,243	$ 761
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount of derivative positions	1,243	761
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount of derivative positions	$ 0	$ 0